EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of earning per share
	Three months ended
	March 31,
(Dollars in thousands)	2019	2018
Net income attributable to common shareholders	$2,218	$2,022

Average number of common shares outstanding	9,662,181	9,657,319
Less:
average unallocated ESOP shares	(271,525)	(286,226)
average unvested restricted stock	(87,268)	(122,405)
average treasury stock acquired	(36,282)	(28,823)
Average number of common shares outstanding to calculate basic earnings per common share	9,267,106	9,219,865

Effect of dilutive unvested restricted stock and stock option awards	38,178	75,138
Average number of common shares outstanding to calculate diluted earnings per common share	9,305,284	9,295,003

Earnings per common share:
Basic	$0.24	$0.22
Diluted	$0.24	$0.22

(Dollars in thousands)	2018	2017
Net income attributable to common shareholders	$9,325	$7,915

Average number of common shares outstanding	9,659,357	9,652,448
Less:
average unallocated ESOP shares	(283,337)	(298,680)
average unvested restricted stock	(106,033)	(136,986)
average treasury stock acquired	(29,901)	(17,508)
Average number of common shares outstanding to calculate basic earnings per common share	9,240,086	9,199,274

Effect of dilutive unvested restricted stock and stock option awards	66,230	613
Average number of common shares outstanding to calculate diluted earnings per common share	9,306,316	9,199,887

Earnings per common share:
Basic	$1.01	$0.86
Diluted	$1.00	$0.86